S000049700 [Member] Expense Example - Bridge Builder International Equity Fund - Bridge Builder International Equity Fund	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 34
Expense Example, with Redemption, 3 Years	171
Expense Example, with Redemption, 5 Years	321
Expense Example, with Redemption, 10 Years	$ 758